8. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Consulting Fees	$ 53,304	$ 5,487	$ 26,582
Directors fees	$ 0	$ 0